Disclosure About Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2016
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
DISCLOSURE ABOUT OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
15.	DISCLOSURE ABOUT OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED):

The following information about the Company’s oil and natural gas producing activities is presented in accordance with FASB ASC Topic 932, Oil and Gas Reserve Estimation and Disclosures:

A.     OIL AND GAS RESERVES:

Our policies and practices regarding internal controls over the recording of reserves is structured to objectively and accurately estimate our oil and gas reserves quantities and present values in compliance with the SEC’s regulations and GAAP. The Vice President — Development is primarily responsible for overseeing the preparation of the Company’s reserve estimates. He has a Bachelor of Science degree in Petroleum Engineering, a Masters of Business Administration and is a licensed Professional Engineer with over 15 years of experience. The Company’s internal controls over reserve estimates include reconciliation and review controls, including an independent internal review of assumptions used in the estimation.

The estimates of proved reserves and future net revenue as of December 31, 2016, are based upon the use of technical and economic data including, but not limited to, well logs, geologic maps, seismic data, well test data, production data, historical price and cost information and property ownership interests. The reserves were estimated using deterministic methods; these estimates were prepared in accordance with generally accepted petroleum engineering and evaluation principles. Standard engineering and geoscience methods, such as reservoir modeling, performance analysis, volumetric analysis and analogy, that were considered to be appropriate and necessary to establish reserve quantities and reserve categorization that conform to SEC definitions and rules and regulations, were also used. As in all aspects of oil and natural gas evaluation, there are uncertainties inherent in the interpretation of engineering and geoscience data; therefore, these estimates necessarily represent only informed professional judgment.

The determination of oil and natural gas reserves is complex and highly interpretive. Assumptions used to estimate reserve information may significantly increase or decrease such reserves in future periods. The estimates of reserves are subject to continuing changes and, therefore, an accurate determination of reserves may not be possible for many years because of the time needed for development, drilling, testing, and studies of reservoirs. From time to time, the Company may adjust the inventory and schedule of its proved undeveloped locations in response to changes in capital budget, economics, new opportunities in the portfolio or resource availability. The Company has not scheduled any proved undeveloped reserves beyond five years nor does it have any proved undeveloped locations that have been part of its inventory of proved undeveloped locations for over five years.

The Company engaged Netherland, Sewell & Associates, Inc. (“NSAI”), a third-party, independent engineering firm, to prepare the reserve estimates for all of the Company’s assets for the year ended December 31, 2016, 2015 and 2014 in this annual report. For the year ended December 31, 2013, the Company engaged NSAI to prepare the reserve estimates for all of the Company’s assets in Wyoming and Pennsylvania in this annual report. Due to the timing of the closing of the acquisition in Utah in December 2013 relative to the timing of preparing annual corporate reserves, the Company’s Reservoir Engineering Department prepared the proved reserve estimates for its Utah assets for the year ended December 31, 2013, which were prepared in accordance with the Company’s internal controls and SEC regulations and represented less than 2% of estimated proved reserves as of December 31, 2013.

Our internal professional staff works closely with our independent engineers, NSAI, to ensure the integrity, accuracy and timeliness of data that is furnished to them for their reserve estimation process. In addition, other pertinent data is provided such as seismic information, geologic maps, well logs, production tests, well performance data, operating procedures and relevant economic criteria. We make available all information requested, including our pertinent personnel, to the external engineers as part of their evaluation of our reserves. The report of NSAI is included as an Exhibit to this annual report.

The reserves estimates shown herein have been independently evaluated by Netherland, Sewell & Associates, Inc. (NSAI), a worldwide leader of petroleum property analysis for industry and financial organizations and government agencies. NSAI was founded in 1961 and performs consulting petroleum engineering services under Texas Board of Professional Engineers Registration No. F-2699. Within NSAI, the technical persons primarily responsible for preparing the estimates set forth in the NSAI reserves report incorporated herein are Mr. Sean A. Martin and Mr. Philip R. Hodgson. Mr. Martin, a Licensed Professional Engineer in the State of Texas (No. 125354), has been practicing consulting petroleum engineering at NSAI since 2014 and has over 7 years of prior industry experience. He graduated from graduated from University of Florida in 2007 with a Bachelor of Science Degree in Chemical Engineering. Mr. Hodgson, a Licensed Professional Geoscientist in the State of Texas (No. 1314), has been practicing consulting petroleum geoscience at NSAI since 1998 and has over 14 years of prior industry experience. He graduated from University of Illinois in 1982 with a Bachelor of Science Degree in Geology and from Purdue University in 1984 with a Master of Science Degree in Geophysics. Both technical principals meet or exceed the education, training, and experience requirements set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers; both are proficient in judiciously applying industry standard practices to engineering and geoscience evaluations as well as applying SEC and other industry reserves definitions and guidelines.

Since January 1, 2016, no crude oil, natural gas or NGL reserve information has been filed with, or included in any report to, any federal authority or agency other than the SEC and the Energy Information Administration (“EIA”) of the U.S. Department of Energy. We file Form 23, including reserve and other information, with the EIA.

The following unaudited tables as of December 31, 2016, 2015 and 2014 reflect estimated quantities of proved oil and natural gas reserves for the Company and the changes in total proved reserves as of December 31, 2016, 2015 and 2014. All such reserves are located in the Green River Basin in Wyoming, the Uinta Basin in Utah and the Appalachian Basin of Pennsylvania.

B.    ANALYSES OF CHANGES IN PROVEN RESERVES:

	United States
	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)
Reserves, December 31, 2013	34,119	3,409,742	—
Extensions, discoveries and additions	34,275	866,513	210
Sales	—	(239,290)	—
Acquisitions	9,381	1,345,964	21,740
Production	(3,409)	(228,517)	—
Revisions	(6,600)	(323,218)	43
Reserves, December 31, 2014	67,766	4,831,194	21,993
Extensions, discoveries and additions	166	17,415	3
Sales	—	—	—
Acquisitions	—	—	—
Production	(3,533)	(268,954)	—
Revisions	(42,224)	(2,243,375)	(12,156)
Reserves, December 31, 2015	22,175	2,336,280	9,840
Extensions, discoveries and additions	3,519	251,634	530
Sales	—	—	—
Acquisitions	—	—	—
Production	(2,912)	(264,278)	—
Revisions	(1,307)	(2,023)	(467)
Reserves, December 31, 2016	21,475	2,321,613	9,903

	United States
	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)
Proved:
Developed	20,566	1,777,267	—
Undeveloped	13,553	1,632,475	—
Total Proved — 2013	34,119	3,409,742	—
Developed	28,481	2,245,004	9,118
Undeveloped	39,285	2,586,190	12,875
Total Proved — 2014	67,766	4,831,194	21,993
Developed	22,175	2,336,280	9,840
Undeveloped	—	—	—
Total Proved — 2015	22,175	2,336,280	9,840
Developed	21,475	2,321,613	9,903
Undeveloped	—	—	—
Total Proved — 2016	21,475	2,321,613	9,903

Changes in proved developed reserves :    During 2016, substantially all of our extensions and discoveries in the proved developed category were attributable to wells drilled in 2016.

Changes in proved undeveloped reserves :    As of December 31, 2016 and 2015, the Company did not include PUD reserves in its total proved reserve estimates due to uncertainty regarding its ability to continue as a going concern and the availability of capital that would be required to develop the PUD reserves.

NGLs :    During 2014, the Company acquired contracts related to NGLs providing the opportunity to realize the benefit of the NGLs from the gas it produces beginning in 2017. These contracts provide for an annual election to process NGLs, and the Company elected not to process NGLs in 2017.

Development plan :    The development plan underlying the Company’s proved undeveloped reserves, if any, adopted each year by senior management, is based on the best information available at the time of adoption. As factors such as commodity price, service costs, performance data, and asset mix are subject to change, the Company occasionally revises its development plan. Development plan revisions include deferrals, removals, and substitutions of previously scheduled PUD reserve locations. These occasional changes achieve the purpose of maximizing profitability and are in the best interest of the Company’s shareholders.

In addition, as a part of our internal controls for determining a plan to develop our proved reserves each year, we consider whether we have the financial capability to develop proved undeveloped reserves. This year, because substantial doubt exists about our ability to continue as a going concern, we lack the required degree of certainty that we have the ability to fund a development plan. Therefore, as of December 31, 2016, we did not book any PUD reserves. As of February 22, 2017, the Company has 5 rigs running in the Pinedale field (4 operated, 1 non-operated) and, subject to available capital, intends to continue drilling and completing wells. We expect to report PUD reserves in future filings if we determine that we have the financial capability to execute a development plan.

C.    STANDARDIZED MEASURE:

The following table sets forth a standardized measure of the estimated discounted future net cash flows attributable to the Company’s proved reserves. Natural gas prices have fluctuated widely in recent years. The calculated weighted average sales prices utilized for the purposes of estimating the Company’s proved reserves and future net revenues at December 31, 2016, 2015 and 2014 was $2.07, $2.21 and $4.32 per Mcf, respectively, for natural gas, and $37.90, $42.36 and $80.62 per barrel, respectively, for oil and condensate. During 2014, the Company acquired contracts related to NGLs providing the opportunity to realize the benefit of the NGLs from the gas it produces beginning in 2017. These contracts provide for an annual election to process NGLs, and the Company elected not to process NGLs in 2017. For 2016 and 2015, the average sales price utilized for purposes of estimating the Company’s proved reserves and future net revenues associated with NGLs was $19.17 and $20.61 per barrel, respectively. The prices utilized in the reserve report are based upon the average of prices in effect on the first day of the month for the preceding twelve month period.

The future production and development costs represent the estimated future expenditures to be incurred in developing and producing the proved reserves, assuming continuation of existing economic conditions. Future income tax expense was computed by applying statutory income tax rates to the difference between pretax net cash flows relating to the Company’s proved reserves and the tax basis of proved properties and available operating loss carryovers.

	As of December 31,
	2016	2015	2014
Future cash inflows	$5,812,234	$6,312,095	$27,331,391
Future production costs	(2,665,082)	(3,006,265)	(8,627,657)
Future development costs	(355,923)	(358,848)	(3,859,385)
Future income taxes	—	—	(3,898,355)
Future net cash flows	2,791,229	2,946,982	10,945,994
Discount at 10%	(1,100,283)	(1,081,333)	(5,712,511)
Standardized measure of discounted future net cash flows	$1,690,946	$1,865,649	$5,233,483

The estimate of future income taxes is based on the future net cash flows from proved reserves adjusted for the tax basis of the oil and gas properties but without consideration of general and administrative and interest expenses.

D.    SUMMARY OF CHANGES IN THE STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS:

	December 31,
	2016	2015	2014
Standardized measure, beginning	$1,865,649	$5,233,483	$3,187,969
Net revisions of previous quantity estimates	(9,623)	(2,126,998)	(603,795)
Extensions, discoveries and other changes	209,603	15,254	1,787,643
Sales of reserves in place	—	—	(398,506)
Acquisition of reserves	—	—	2,552,491
Changes in future development costs	11,556	1,618,068	(1,013,652)
Sales of oil and gas, net of production costs	(454,725)	(550,879)	(949,389)
Net change in prices and production costs	(72,939)	(6,996,416)	1,010,052
Development costs incurred during the period that reduce future development costs	22,523	548,112	342,987
Accretion of discount	186,565	709,736	413,177
Net changes in production rates and other	(67,663)	1,551,413	(175,419)
Net change in income taxes	—	1,863,876	(920,075)
Aggregate changes	(174,703)	(3,367,834)	2,045,514
Standardized measure, ending	$1,690,946	$1,865,649	$5,233,483

There are numerous uncertainties inherent in estimating quantities of proved reserves and projected future rates of production and timing of development expenditures, including many factors beyond the control of the Company. The reserve data and standardized measures set forth herein represent only estimates. Reserve engineering is a subjective process of estimating underground accumulations of oil and natural gas that cannot be measured in an exact way and the accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. As a result, estimates of different engineers often vary. In addition, results of drilling, testing and production subsequent to the date of an estimate may justify revision of such estimates. Accordingly, reserve estimates are often different from the quantities of oil and natural gas that are ultimately recovered. Further, the estimated future net revenues from proved reserves and the present value thereof are based upon certain assumptions, including geologic success, prices, future production levels and costs that may not prove correct over time. Predictions of future production levels are subject to great uncertainty, and the meaningfulness of such estimates is highly dependent upon the accuracy of the assumptions upon which they are based. Historically, oil and natural gas prices have fluctuated widely.

E.    COSTS INCURRED IN OIL AND GAS EXPLORATION AND DEVELOPMENT ACTIVITIES:

	Years Ended December 31,
	2016	2015	2014
United States
Property Acquisitions:
Unproved	$983	$13,845	$26,106
Proved	—	—	895,179
Exploration*	224,277	18,164	197,664
Development	44,300	461,458	382,984
Total	$269,560	$493,467	$1,501,933

*	Exploration costs (as defined in Regulation S-X) includes costs spent on development of unproved reserves in the Pinedale Field.

F.    RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES:

	Years Ended December 31,
	2016	2015	2014
United States
Oil and gas revenue	$721,091	$839,111	$1,230,020
Production expenses	(266,366)	(288,231)	(280,631)
Depletion and depreciation	(125,121)	(401,200)	(292,951)
Ceiling test and other impairments	—	(3,144,899)	—
Income tax benefit (expense)	83,112	(9,841)	3,736
Total	$412,716	$(3,005,060)	$660,174

G.    CAPITALIZED COSTS RELATING TO OIL AND GAS PRODUCING ACTIVITIES:

	December 31,
	2016	2015
Proven Properties:
Acquisition, equipment, exploration, drilling and environmental costs	$10,752,642	$10,480,165
Less: accumulated depletion, depreciation and amortization	(9,742,176)	(9,629,020)
	1,010,466	851,145
Unproven Properties:
	$1,010,466	$851,145